Schedule of equipment (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 02, 2022
Property, Plant and Equipment [Line Items]
Total		$ 3,426,182	$ 5,917,894
Less: accumulated depreciation		(2,370,662)	(4,901,404)
Equipment, net	$ 1,118,661	1,055,520	1,016,490	$ 200,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		427,479	489,396
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total		160,334	303,331
Renovation [Member]
Property, Plant and Equipment [Line Items]
Total		306,218	1,741,702
Sign Board [Member]
Property, Plant and Equipment [Line Items]
Total		2,195	2,195
Computer Peripherals [Member]
Property, Plant and Equipment [Line Items]
Total		2,458,627	3,301,853
Electric Generation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		46,492	46,492
Mobile Phone [Member]
Property, Plant and Equipment [Line Items]
Total		1,934	10,022
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total		14,536	14,536
Air Conditioner [Member]
Property, Plant and Equipment [Line Items]
Total		$ 8,367	$ 8,367